Fair Value Measurements - Summary of financial Asset measured at fair value on recurring basis (Parenthetical) (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash	$ 229,410	$ 0
U.S. Treasury Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Cash	$ 969